Revenues - Summary of revenues (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 7,647.9	$ 5,952.9
Year round products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,467.5	2,824.2
Seasonal products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,524.1	1,825.0
Powersports PA&A and OEM Engines [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,143.5	882.8
Marine [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 512.8	$ 420.9